TAMARACK FUNDSTM

Tamarack Prime Money Market Fund

Tamarack U.S. Government Money Market Fund

Tamarack Tax-Free Money Market Fund

Tamarack Institutional Prime Money Market Fund

Tamarack Institutional Tax-Free Money Market Fund (the “Money Market Funds”)

Supplement dated November 20, 2008 to the

Money Market Funds Prospectus dated January 28, 2008, as revised on May 1, 2008 and

Money Market Funds Statement of Additional Information dated January 28, 2008

Effective November 21, 2008:

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Shares of the Tamarack Prime Money Market Fund, the Tamarack U.S. Government Money Market Fund and the Tamarack Tax-Free Money Market Fund will no longer be offered through the Money Market Funds prospectus dated January 28, 2008, as revised on May 1, 2008 and the Money Market Funds Statement of Additional Information dated January 28, 2008, but instead will be offered through a separate prospectus and statement of additional information dated November 21, 2008.

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References to the Statement of Additional Information in the Money Market Funds Prospectus dated January 28, 2008, as revised on May 1, 2008 refer to the Money Market Funds Statement of Additional Information dated November 21, 2008.

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Tamarack Distributors Inc. will be the principal underwriter for shares of the Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. References to the Distributor in the Money Market Funds Prospectus dated January 28, 2008, as revised on May 1, 2008 and the Money Market Funds Statement of Additional Information dated January 28, 2008 will refer to Tamarack Distributors Inc.

Please contact Tamarack Funds Trust at 1-800-422-2766 for more information.